UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08611

Legg Mason Charles Street Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31,

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON CHARLES STREET TRUST

LEGG MASON BATTERYMARCH U.S. SMALL

CAPITALIZATION EQUITY PORTFOLIO

FORM N-Q

MARCH 31, 2010

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited)	March 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 16.2%
Auto Components - 1.0%
Cooper Tire & Rubber Co.	66,200	$1,259,124
Spartan Motors Inc.	43,300	242,480
Standard Motor Products, Inc.	72,681	720,996

Total Auto Components		2,222,600

Distributors - 0.2%
Core-Mark Holding Co. Inc.	13,220	404,664	*

Diversified Consumer Services - 0.9%
Corinthian Colleges Inc.	29,800	524,182	*
Lincoln Educational Services Corp.	29,700	751,410	*
Steiner Leisure Ltd.	16,638	737,396	*

Total Diversified Consumer Services		2,012,988

Hotels, Restaurants & Leisure - 1.7%
Ambassadors Group Inc.	6,164	68,112
Carrols Restaurant Group Inc.	20,520	139,536	*
CEC Entertainment Inc.	34,647	1,319,704	*
Isle of Capri Casinos, Inc.	16,100	125,258	*
Jack in the Box Inc.	35,130	827,312	*
Papa John’s International, Inc.	27,772	714,018	*
Ruby Tuesday Inc.	73,700	779,009	*

Total Hotels, Restaurants & Leisure		3,972,949

Household Durables - 1.0%
Helen of Troy Ltd.	30,500	794,830	*
La-Z-Boy, Inc.	66,400	832,656	*
Tupperware Brands Corp.	13,880	669,294

Total Household Durables		2,296,780

Leisure Equipment & Products - 1.6%
Leapfrog Enterprises Inc.	65,390	428,304	*
Polaris Industries, Inc.	29,950	1,532,242
RC2 Corp.	38,100	570,357	*
Smith & Wesson Holding Corp.	222,070	839,425	*
Sturm Ruger & Co. Inc.	37,800	453,222

Total Leisure Equipment & Products		3,823,550

Media - 0.8%
Carmike Cinemas Inc.	22,960	318,455	*
Journal Communications Inc.	32,972	138,483	*
Mediacom Communications Corp., Class A Shares	1,780	10,591	*
RCN Corp.	36,840	555,547	*
Scholastic Corp.	10,000	280,000
World Wrestling Entertainment Inc., Class A Shares	28,900	499,970

Total Media		1,803,046

Multiline Retail - 1.1%
Big Lots Inc.	70,550	2,569,431	*

Specialty Retail - 4.8%
Aaron Rents Inc.	10,310	343,735
Aeropostale Inc.	96,742	2,789,072	*
Big 5 Sporting Goods Corp.	14,930	227,235
Cabela’s Inc., Class A Shares	84,210	1,472,833	*
Finish Line Inc., Class A Shares	91,900	1,499,808
Kirkland’s Inc.	41,794	877,674	*
Rent-A-Center Inc.	68,991	1,631,637	*
Sonic Automotive, Inc.	74,489	819,379	*
Tractor Supply Co.	23,290	1,351,984

Total Specialty Retail		11,013,357

Textiles, Apparel & Luxury Goods - 3.1%
Carter’s Inc.	60,130	1,812,919	*
Fossil Inc.	19,200	724,608	*
Jones Apparel Group Inc.	50,800	966,216
Oxford Industries Inc.	59,399	1,207,582
Steven Madden Ltd.	17,230	840,824	*

See Notes to Financial Statements.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Unifirst Corp.	31,840	$1,639,760

Total Textiles, Apparel & Luxury Goods		7,191,909

TOTAL CONSUMER DISCRETIONARY		37,311,274

CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 0.5%
Pantry Inc.	38,050	475,245	*
Spartan Stores Inc.	39,274	566,331

Total Food & Staples Retailing		1,041,576

Food Products - 1.3%
Chiquita Brands International Inc.	77,900	1,225,367	*
Dole Food Co. Inc.	43,610	516,778	*
Imperial Sugar Co.	11,300	175,263
Lancaster Colony Corp.	5,700	336,072
Overhill Farms Inc.	20,071	117,014	*
Sanderson Farms Inc.	10,700	573,627

Total Food Products		2,944,121

Personal Products - 1.0%
Nu Skin Enterprises Inc., Class A Shares	53,165	1,547,101
Nutraceutical International Corp.	6,400	95,616	*
Prestige Brands Holdings Inc.	63,410	570,690	*
Schiff Nutrition International Inc.	20,560	168,181

Total Personal Products		2,381,588

TOTAL CONSUMER STAPLES		6,367,285

ENERGY - 6.1%
Energy Equipment & Services - 2.1%
Cal Dive International Inc.	78,400	574,672	*
Dawson Geophysical Co.	25,462	744,509	*
Geokinetics Inc.	13,939	100,500	*
Global Industries Ltd.	122,000	783,240	*
Gulf Island Fabrication Inc.	407	8,852
Matrix Service Co.	25,500	274,380	*
TETRA Technologies Inc.	115,100	1,406,522	*
Tetra Technology Inc.	40,325	929,088	*

Total Energy Equipment & Services		4,821,763

Oil, Gas & Consumable Fuels - 4.0%
Crosstex Energy Inc.	14,621	127,056	*
CVR Energy Inc.	114,949	1,005,804	*
International Coal Group Inc.	285,275	1,303,707	*
Rosetta Resources Inc.	49,960	1,176,558	*
Stone Energy Corp.	75,600	1,341,900	*
Syntroleum Corp.	130,800	277,296	*
VAALCO Energy Inc.	135,102	667,404	*
Western Refining Inc.	112,900	620,950	*
World Fuel Services Corp.	99,926	2,662,029

Total Oil, Gas & Consumable Fuels		9,182,704

TOTAL ENERGY		14,004,467

FINANCIALS - 16.6%
Capital Markets - 0.0%
BGC Partners Inc., Class A Shares	6,200	37,882

Commercial Banks - 4.2%
Bank of Hawaii Corp.	18,520	832,474
Bank of Marin Bancorp	1,400	46,312
Bank of the Ozarks Inc.	30,310	1,066,609
Camden National Corp.	3,900	125,229
City Holding Co.	20,464	701,711
Community Trust Bancorp Inc.	5,100	138,159
CVB Financial Corp.	72,370	718,634
Danvers Bancorp Inc.	9,060	125,300
Great Southern Bancorp Inc.	10,300	231,132
Lakeland Financial Corp.	7,750	147,637
NBT Bancorp Inc.	37,080	847,278

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Oriental Financial Group Inc.	66,600	$899,100
Southside Bancshares Inc.	3,675	79,270
SVB Financial Group	13,040	608,446	*
Tompkins Trustco Inc.	8,965	327,043
TriCo Bancshares	19,250	383,075
UMB Financial Corp.	38,810	1,575,686
Westamerica Bancorporation	14,800	853,220

Total Commercial Banks		9,706,315

Consumer Finance - 3.3%
Cash America International Inc.	60,243	2,378,394
Dollar Financial Corp.	100,370	2,414,902	*
EZCORP Inc., Class A Shares	133,100	2,741,860	*

Total Consumer Finance		7,535,156

Diversified Financial Services - 0.2%
Life Partners Holdings Inc.	14,100	312,597

Health Care - 0.5%
OMEGA Healthcare Investors Inc.	58,400	1,138,216

Insurance - 4.5%
American Equity Investment Life Holding Co.	166,980	1,778,337
Amerisafe Inc.	21,890	358,339	*
AmTrust Financial Services Inc.	53,000	739,350
Aspen Insurance Holdings Ltd.	18,960	546,806
Assured Guaranty Ltd.	28,700	630,539
CNA Surety Corp.	36,100	642,219	*
Conseco Inc.	393,325	2,446,482	*
Delphi Financial Group, Class A Shares	45,600	1,147,296
First Mercury Financial Corp.	22,700	295,781
Flagstone Reinsurance Holdings Ltd.	59,866	686,064
Meadowbrook Insurance Group Inc.	6,800	53,720
National Financial Partners Corp.	60,000	846,000	*
National Interstate Corp.	5,950	123,225
Selective Insurance Group, Inc.	6,800	112,880

Total Insurance		10,407,038

Real Estate Investment Trusts (REITs) - 3.2%
Agree Realty Corp.	10,620	242,773
American Capital Agency Corp.	25,370	649,472
Anworth Mortgage Asset Corp.	172,050	1,159,617
Associated Estates Realty Corp	10,840	149,484
FelCor Lodging Trust Inc.	33,960	193,572	*
Getty Realty Corp.	37,000	865,800
Hatteras Financial Corp.	31,990	824,382
Invesco Mortgage Capital	9,900	227,700
MFA Mortgage Investments Inc.	134,800	992,128
NorthStar Realty Finance Corp.	173,030	728,456
PS Business Parks Inc.	4,000	213,600
Tanger Factory Outlet Centers Inc.	26,144	1,128,375

Total Real Estate Investment Trusts (REITs)		7,375,359

Real Estate Management & Development - 0.4%
Forestar Real Estate Group Inc.	53,000	1,000,640	*

Thrifts & Mortgage Finance - 0.3%
First Defiance Financial Corp.	6,787	68,685
NASB Financial Inc.	1,500	34,680
OceanFirst Financial Corp.	4,500	51,120
Provident New York Bancorp	47,980	454,850
United Financial Bancorp Inc.	2,200	30,756

Total Thrifts & Mortgage Finance		640,091

TOTAL FINANCIALS		38,153,294

HEALTH CARE - 16.9%
Biotechnology - 3.8%
Cubist Pharmaceuticals Inc.	111,901	2,522,249	*
Enzon Pharmaceuticals Inc.	18,700	190,366	*
Human Genome Sciences Inc.	58,106	1,754,801	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Martek Biosciences Corp.	86,900	$1,956,119	*
Myriad Genetics Inc.	20,037	90,567	*
Onyx Pharmaceuticals Inc.	12,900	390,612	*
PDL BioPharma Inc.	167,450	1,039,865
SciClone Pharmaceuticals Inc.	101,680	358,930	*
ZymoGenetics Inc.	64,064	367,087	*

Total Biotechnology		8,670,596

Health Care Equipment & Supplies - 4.1%
Invacare Corp.	101,436	2,692,111
Kensey Nash Corp.	34,040	803,004	*
Merit Medical Systems Inc.	20,540	313,235	*
Sirona Dental Systems Inc.	82,150	3,124,164	*
STERIS Corp.	72,959	2,455,800

Total Health Care Equipment & Supplies		9,388,314

Health Care Providers & Services - 4.9%
Amedisys Inc.	39,871	2,201,677	*
AMERIGROUP Corp.	37,455	1,245,004	*
Catalyst Health Solutions Inc.	41,716	1,726,208	*
Centene Corp.	47,470	1,141,179	*
Emergency Medical Services Corp., Class A Shares	26,640	1,506,492	*
Healthspring Inc.	93,300	1,642,080	*
Molina Healthcare Inc.	29,580	744,528	*
RehabCare Group Inc.	6,300	171,801	*
Universal American Financial Corp.	38,840	598,136	*
WellCare Health Plans Inc.	9,100	271,180	*

Total Health Care Providers & Services		11,248,285

Life Sciences Tools & Services - 1.1%
Affymetrix Inc.	61,528	451,616	*
Bio-Rad Laboratories Inc., Class A Shares	15,212	1,574,746	*
Varian Inc.	12,100	626,538	*

Total Life Sciences Tools & Services		2,652,900

Pharmaceuticals - 3.0%
Medicines Co.	52,383	410,683	*
Medicis Pharmaceutical Corp., Class A Shares	15,940	401,050
Par Pharmaceutical Cos. Inc.	41,871	1,038,401	*
Questcor Pharmaceuticals Inc.	112,500	925,875	*
Santarus Inc.	46,404	249,654	*
Valeant Pharmaceuticals International	69,875	2,998,336	*
ViroPharma Inc.	66,050	900,261	*

Total Pharmaceuticals		6,924,260

TOTAL HEALTH CARE		38,884,355

INDUSTRIALS - 13.0%
Aerospace & Defense - 1.4%
Cubic Corp.	5,900	212,400
DynCorp International Inc., Class A	42,400	487,176	*
Esterline Technologies Corp.	19,000	939,170	*
GenCorp Inc	213,045	1,227,139	*
Triumph Group Inc.	3,709	259,964

Total Aerospace & Defense		3,125,849

Air Freight & Logistics - 0.0%
Air Transport Services Group Inc.	23,710	79,903	*

Airlines - 1.4%
Allegiant Travel Co.	21,050	1,217,953	*
Hawaiian Holdings Inc.	108,250	797,803	*
Republic Airways Holdings Inc.	83,085	491,863	*
UAL Corp.	35,660	697,153	*

Total Airlines		3,204,772

Building Products - 0.2%
Ameron International Corp.	200	12,578
Apogee Enterprises Inc.	31,890	504,181

Total Building Products		516,759

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 2.6%
Acco Brands Corp.	68,433	$524,197	*
Consolidated Graphics Inc.	17,700	732,957	*
Kimball International Inc., Class B Shares	30,560	212,392
Knoll Inc.	118,400	1,332,000
Multi-Color Corp.	7,107	85,142
Sykes Enterprises Inc.	60,659	1,385,451	*
TeleTech Holdings Inc.	99,000	1,690,920	*

Total Commercial Services & Supplies		5,963,059

Construction & Engineering - 2.6%
Comfort Systems USA Inc.	135,863	1,696,929
EMCOR Group Inc.	69,810	1,719,420	*
Great Lakes Dredge and Dock Co.	124,880	655,620
Michael Baker Corp.	21,250	732,700	*
Pike Electric Corp.	79,000	736,280	*
Sterling Construction Co. Inc.	16,300	256,236	*
Tutor Perini Corp.	14,400	313,200	*

Total Construction & Engineering		6,110,385

Electrical Equipment - 0.6%
Fushi Copperweld Inc.	52,785	592,248	*
Powell Industries Incorporated	23,900	777,467	*

Total Electrical Equipment		1,369,715

Industrial Conglomerates - 0.2%
Tredegar Corp.	26,289	449,016

Machinery - 1.5%
Chart Industries Inc.	55,040	1,100,800	*
Columbus McKinnon Corp.	22,305	353,980	*
Force Protection Inc.	166,880	1,004,618	*
L.B. Foster Co., Class A	36,072	1,042,120	*

Total Machinery		3,501,518

Professional Services - 0.4%
Huron Consulting Group Inc.	45,600	925,680	*

Road & Rail - 2.1%
Avis Budget Group Inc.	168,296	1,935,404	*
Dollar Thrifty Automotive Group	62,600	2,011,338	*
Marten Transport Ltd.	30,790	606,871	*
Saia Inc.	13,250	183,910	*

Total Road & Rail		4,737,523

TOTAL INDUSTRIALS		29,984,179

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 3.3%
Anaren Inc.	15,010	213,743	*
Arris Group Inc.	209,630	2,517,656	*
InterDigital Inc.	50,833	1,416,208	*
NETGEAR Inc.	69,393	1,811,157	*
Oplink Communications Inc.	25,013	463,741	*
Plantronics Inc.	18,740	586,187
Powerwave Technologies Inc.	505,273	631,591	*

Total Communications Equipment		7,640,283

Computers & Peripherals - 0.5%
Cray Inc.	30,440	181,118	*
Novatel Wireless Inc.	85,012	572,131	*
Quantum Corp.	177,392	466,541	*

Total Computers & Peripherals		1,219,790

Electronic Equipment, Instruments & Components - 1.8%
Brightpoint Inc.	132,132	994,954	*
Checkpoint Systems Inc.	9,297	205,650	*
CTS Corp.	18,280	172,198
Multi-Fineline Electronix Inc.	6,040	155,590	*
Radisys Corp.	28,870	258,675	*
Smart Modular Technologies (WWH) Inc.	64,680	498,683	*
SYNNEX Corp.	39,360	1,163,481	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Technitrol Inc.	56,310	$297,317
TTM Technologies Inc.	36,100	320,568	*

Total Electronic Equipment, Instruments & Components		4,067,116

Internet Software & Services - 1.5%
EarthLink Inc.	101,220	864,419
United Online Inc.	222,324	1,662,983
ValueClick Inc.	83,300	844,662	*
Web.com Group Inc.	36,705	200,042	*

Total Internet Software & Services		3,572,106

IT Services - 2.9%
CACI International, Inc., Class A Shares	19,800	967,230	*
Ciber Inc	134,900	504,526	*
CSG Systems International Inc.	84,840	1,778,246	*
Global Cash Access Inc.	90,380	738,405	*
ManTech International Corp., Class A Shares	13,700	668,971	*
Ness Technologies Inc.	51,300	323,703	*
SRA International Inc., Class A Shares	11,200	232,848	*
StarTek Inc.	12,300	85,485	*
TNS Inc.	7,900	176,170	*
VeriFone Holdings Inc.	57,600	1,164,096	*

Total IT Services		6,639,680

Semiconductors & Semiconductor Equipment - 3.6%
Actel Corp.	30,451	421,746	*
Advanced Analogic Technologies Inc.	96,379	336,363	*
Cirrus Logic Inc.	46,360	388,960	*
Conexant Systems Inc.	81,400	276,760	*
Cymer Inc.	5,500	205,150	*
Diodes Inc.	23,800	533,120	*
DSP Group Inc.	17,000	141,610	*
Entegris Inc.	42,308	213,232	*
Kopin Corp.	88,500	327,450	*
OmniVision Technologies Inc.	38,800	666,584	*
Photronics Inc.	183,550	934,270	*
RF Micro Devices Inc.	225,400	1,122,492	*
Sigma Designs Inc.	26,983	316,511	*
Tessera Technologies Inc.	36,300	736,164	*
TriQuint Semiconductor Inc.	127,100	889,700	*
Zoran Corp.	73,508	790,946	*

Total Semiconductors & Semiconductor Equipment		8,301,058

Software - 3.4%
ACI Worldwide Inc.	6,200	127,782	*
Actuate Corporation	27,300	152,607	*
Net 1 UEPS Technologies Inc.	44,910	825,895	*
Progress Software Corp.	49,182	1,545,790	*
Quest Software Inc.	104,950	1,867,061	*
Smith Micro Software Inc.	32,100	283,764	*
Sybase Inc.	54,361	2,534,310	*
Telecommunication Systems Inc., Class A Shares	61,807	453,045	*

Total Software		7,790,254

TOTAL INFORMATION TECHNOLOGY		39,230,287

MATERIALS - 5.1%
Chemicals - 2.8%
Hawkins Inc.	17,340	419,628
Innophos Holdings Inc.	59,910	1,671,489
Koppers Holdings Inc.	38,573	1,092,387
Omnova Solutions Inc.	128,942	1,012,195	*
PolyOne Corp.	75,850	776,704	*
Spartech Corp.	54,000	631,800	*
W.R. Grace and Co.	32,850	911,916	*

Total Chemicals		6,516,119

Containers & Packaging - 0.9%
Rock-Tenn Co., Class A Shares	46,950	2,139,511

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Metals & Mining - 1.3%
Allied Nevada Gold Corp.	20,477	$339,304	*
Coeur d’Alene Mines Corp.	37,100	555,758	*
General Steel Holdings Inc.	98,570	405,123	*
Hecla Mining Co.	133,600	730,792	*
Stillwater Mining Co.	62,750	814,495	*

Total Metals & Mining		2,845,472

Paper & Forest Products - 0.1%
Neenah Paper Inc.	7,000	110,880

TOTAL MATERIALS		11,611,982

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.1%
Cincinnati Bell Inc.	525,058	1,790,448	*
Consolidated Communications Holdings Inc.	11,900	225,624
PAETEC Holding Corp.	22,660	106,049	*
Premiere Global Services Inc.	67,500	557,550	*

Total Diversified Telecommunication Services		2,679,671

Wireless Telecommunication Services - 0.3%
USA Mobility, Inc.	49,600	628,432	*

TOTAL TELECOMMUNICATION SERVICES		3,308,103

UTILITIES - 3.1%
Electric Utilities - 1.7%
El Paso Electric Co.	110,850	2,283,510	*
UIL Holdings Corp.	39,065	1,074,288
Unisource Energy Corp.	16,950	532,908

Total Electric Utilities		3,890,706

Gas Utilities - 0.1%
Piedmont Natural Gas Co. Inc.	5,104	140,768

Multi-Utilities - 1.3%
Avista Corp.	80,850	1,674,403
NorthWestern Corp.	55,150	1,478,572

Total Multi-Utilities		3,152,975

TOTAL UTILITIES		7,184,449

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $196,006,991)		226,039,675

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
Banc of America tri-party repurchase agreement dated 3/31/10; Proceeds at Maturity - $1,870,941, (Fully collateralized by various U.S. government agency obligations, 4.375% due 7/17/15; Market Value - $1,912,529)	0.000%	4/1/10	$1,870,941	1,870,941
Goldman Sachs & Co. tri-party repurchase agreement dated 3/31/10; Proceeds at Maturity - $1,870,941, (Fully collateralized by various U.S. government agency obligations, 4.300% due 3/30/20; Market Value - $1,910,000)	0.010%	4/1/10	1,870,941	1,870,941

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,741,882)				3,741,882

TOTAL INVESTMENTS - 99.8% (Cost - $199,748,873#)				229,781,557
Other Assets in Excess of Liabilities - 0.2%				431,663

TOTAL NET ASSETS - 100.0%				$230,213,220

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Charles Street Trust, Inc. (“Corporation”), of which Batterymarch U.S. Small Capitalization Equity Portfolio (“Fund”) is a separate series, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid prices provided by an independent pricing services that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Corporation’s Board of Directors.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$226,039,675	—	—	$226,039,675
Short-term investments†	—	$3,741,882	—	3,741,882

Total investments	$226,039,675	$3,741,882	—	$229,781,557

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield

Notes to Financial Statements (unaudited) (continued)

during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$45,486,260
Gross unrealized depreciation	(15,453,576)

Net unrealized appreciation	$30,032,684

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust

By:	/S/ DAVID R. ODENATH
David R. Odenath
President

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID R. ODENATH
David R. Odenath
President

Date:	May 26, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer and Treasurer

Date:	May 26, 2010